SHAREHOLDERS’ EQUITY (Details Narrative)								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 08, 2023 shares	Jul. 16, 2023	Feb. 17, 2023	Jan. 19, 2023 USD ($) $ / shares shares	Jan. 02, 2021 shares	Jan. 01, 2021 shares	Dec. 22, 2020 shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 10, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Sep. 01, 2022 shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	15,000,000							15,000,000	15,000,000		15,000,000	300,000,000	15,000,000				15,000,000	15,000,000
Common stock, par value | $ / shares								$ 0.001	$ 0.001		$ 0.001						$ 0.001
Cashless warrant shares exercised											124,223		124,223	57,142	111,972	115,540
Net proceeds | $									$ 40,000,000
Debt instrument, convertible, conversion price | $ / shares								$ 25,000	$ 25,000
Cashless warrant shares exercised								22,338	22,338		14,233		14,233
Common stcok shares issued								9,732,948	9,732,948		1,680,248		1,680,248
Common stock shares outstanding								9,732,948	9,732,948		1,680,248		1,680,248				1,590,576	1,590,576
Stockholders' equity note, stock split		the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20. On July 16, 2023, the Company filed a certificate of change (with an effective date of July 16, 2023) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On September 11, 2023, the Company received notice from FINRA/OTC Corporate Actions the reverse split would take effect at the open of business on September 12, 2023, and the reverse stock that split took effect on that date. All share information included in this Form 10-Q has been reflected as if the reverse stock split occurred as of the earliest period presented	the Company’s board of directors authorized a reverse stock split with a ratio of not less than one to five (1:5) and not more than one to eighty (1:80), with the exact amount and the timing of the reverse stock split to be as determined by the Chairman of the Board. Upon such reverse stock split becoming effective, the number of authorized shares of the common stock of the Company will also be decreased in the same ratio. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company
Number of shares issued	194,551,716
Stock Issued During Period, Shares, Stock Splits											1,680,248
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stcok shares issued											33,604,965		33,604,965
Common stock shares outstanding											33,604,965		33,604,965
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued in transaction				8,000,000
Value of stock sold | $				$ 40,000,000
Share price | $ / shares				$ 5.00
Net proceeds | $				$ 40,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible debt											69,228
Common stock shares outstanding	9,727,586
Number of shares issued									8,000,000
Conversion of convertible debt								25,000	25,000		1,384,564
Ordinary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											300,000,000		300,000,000
Post Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised											6,211		6,211			5,777	90,000	90,000
Conversion of convertible debt											69,228
Third Party Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services						310,830
Third Party Service Provider [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services					15,541
Third Party Service Provider [Member] | Post Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services						15,541
Lender One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised																5,777
Lender Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised															5,599
Lender Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised														2,857
Third Party Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised											6,211		6,211
The Crone Law Group, P.C. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services							5,181
Number of shares issued							103,610
The Crone Law Group, P.C. [Member] | Post Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services							5,181
Sichuan Wetouch Technology Co. Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserve fund											$ 973,718		¥ 6,554,271				$ 2,005,084	¥ 12,933,795